UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Steven I. Koszalka

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
November 30, 2014
unaudited
Bonds, notes & other debt instruments 101.52% Mortgage-backed obligations 59.10% Federal agency mortgage-backed obligations 51.23%	Principal amount (000)	Value (000)
Fannie Mae 3.416% 2017[1]	$329	$346
Fannie Mae 2.50% 2033[1]	4,567	4,602
Fannie Mae 2.50% 2033[1]	929	931
Fannie Mae 3.00% 2033[1]	1,387	1,409
Fannie Mae 5.00% 2040[1]	2,025	2,215
Fannie Mae 5.00% 2040[1]	1,857	2,013
Fannie Mae 3.407% 2041[1,2]	962	1,029
Fannie Mae 2.275% 2043[1]	207	193
Fannie Mae 2.275% 2043[1]	135	126
Fannie Mae 2.275% 2043[1]	127	118
Fannie Mae 2.275% 2043[1]	119	111
Fannie Mae 2.275% 2043[1]	118	110
Fannie Mae 2.275% 2043[1]	91	85
Fannie Mae 2.525% 2043[1]	350	342
Fannie Mae 2.525% 2043[1]	296	289
Fannie Mae 2.525% 2043[1]	236	231
Fannie Mae 2.525% 2043[1]	189	185
Fannie Mae 2.525% 2043[1]	172	168
Fannie Mae 2.525% 2043[1]	155	152
Fannie Mae 2.525% 2043[1]	142	138
Fannie Mae 2.525% 2043[1]	134	131
Fannie Mae 2.525% 2043[1]	130	127
Fannie Mae 2.525% 2043[1]	112	110
Fannie Mae 2.525% 2043[1]	111	108
Fannie Mae 2.525% 2043[1]	105	102
Fannie Mae 2.525% 2043[1]	93	91
Fannie Mae 2.525% 2043[1]	88	87
Fannie Mae 2.525% 2043[1]	88	86
Fannie Mae 2.525% 2043[1]	88	86
Fannie Mae 2.525% 2043[1]	76	74
Fannie Mae 2.525% 2043[1]	76	74
Fannie Mae 2.525% 2043[1]	74	72
Fannie Mae 2.525% 2043[1]	49	48
Fannie Mae 2.775% 2043[1]	826	822
Fannie Mae 2.775% 2043[1]	483	481
Fannie Mae 2.775% 2043[1]	442	440
Fannie Mae 2.775% 2043[1]	413	411
Fannie Mae 2.775% 2043[1]	391	390
Fannie Mae 2.775% 2043[1]	387	385
Fannie Mae 2.775% 2043[1]	370	368
Fannie Mae 2.775% 2043[1]	233	232
Fannie Mae 2.775% 2043[1]	159	158
Fannie Mae 2.775% 2043[1]	143	143
Fannie Mae 2.775% 2043[1]	140	140
Fannie Mae 2.775% 2043[1]	131	131
Fannie Mae 2.775% 2043[1]	127	126
American Funds Mortgage Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$114	$113
Fannie Mae 2.775% 2043[1]	109	109
Fannie Mae 2.775% 2043[1]	108	108
Fannie Mae 2.775% 2043[1]	60	60
Fannie Mae 2.775% 2043[1]	54	54
Fannie Mae 3.025% 2043[1]	379	384
Fannie Mae 3.025% 2043[1]	278	282
Fannie Mae 3.025% 2043[1]	230	233
Fannie Mae 3.025% 2043[1]	207	209
Fannie Mae 3.025% 2043[1]	182	185
Fannie Mae 3.025% 2043[1]	148	150
Fannie Mae 3.025% 2043[1]	121	122
Fannie Mae 3.025% 2043[1]	118	119
Fannie Mae 3.025% 2043[1]	110	112
Fannie Mae 3.025% 2043[1]	96	98
Fannie Mae 3.025% 2043[1]	96	97
Fannie Mae 3.025% 2043[1]	93	95
Fannie Mae 3.025% 2043[1]	91	92
Fannie Mae 3.025% 2043[1]	84	85
Fannie Mae 3.025% 2043[1]	48	49
Fannie Mae 3.275% 2043[1]	235	242
Fannie Mae 3.275% 2043[1]	196	202
Fannie Mae 3.275% 2043[1]	172	177
Fannie Mae 3.275% 2043[1]	136	140
Fannie Mae 3.275% 2043[1]	128	132
Fannie Mae 3.275% 2043[1]	128	132
Fannie Mae 3.275% 2043[1]	78	80
Fannie Mae 3.275% 2043[1]	66	68
Fannie Mae 3.275% 2043[1]	35	36
Fannie Mae 4.00% 2043[1]	9,547	10,257
Fannie Mae 3.50% 2045[1,3]	145,995	151,721
Fannie Mae 4.00% 2045[1,3]	32,318	34,398
Fannie Mae 4.50% 2045[1,3]	125,885	136,487
Fannie Mae 3.50% 2053[1]	2,817	2,887
Freddie Mac 6.00% 2038[1]	462	523
Freddie Mac 4.00% 2041[1]	625	667
Freddie Mac 4.00% 2045[1,3]	28,825	30,640
Government National Mortgage Assn. 4.00% 2032[1]	1,218	1,296
Government National Mortgage Assn. 4.00% 2032[1]	948	1,010
Government National Mortgage Assn. 6.50% 2032[1]	2,163	2,483
Government National Mortgage Assn. 3.75% 2034[1]	1,629	1,719
Government National Mortgage Assn. 4.25% 2034[1]	1,411	1,517
Government National Mortgage Assn. 5.00% 2035[1]	1,244	1,369
Government National Mortgage Assn. 3.75% 2037[1]	898	938
Government National Mortgage Assn. 6.50% 2037[1]	64	73
Government National Mortgage Assn. 6.50% 2038[1]	813	920
Government National Mortgage Assn. 6.50% 2038[1]	370	418
Government National Mortgage Assn. 6.50% 2038[1]	150	165
Government National Mortgage Assn. 6.00% 2039[1]	9,027	10,320
Government National Mortgage Assn. 5.50% 2040[1]	8,770	9,950
Government National Mortgage Assn. 3.50% 2041[1]	921	968
Government National Mortgage Assn. 4.00% 2041[1]	1,374	1,436
Government National Mortgage Assn. 4.50% 2041[1]	3,484	3,828
Government National Mortgage Assn. 4.50% 2041[1]	1,708	1,828
American Funds Mortgage Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$1,587	$1,699
Government National Mortgage Assn. 4.50% 2041[1]	1,503	1,650
Government National Mortgage Assn. 4.50% 2041[1]	1,342	1,474
Government National Mortgage Assn. 5.00% 2041[1]	10,951	12,071
Government National Mortgage Assn. 5.00% 2041[1]	5,652	6,225
Government National Mortgage Assn. 5.00% 2041[1]	2,118	2,269
Government National Mortgage Assn. 6.50% 2041[1]	1,081	1,194
Government National Mortgage Assn. 2.75% 2042[1]	928	935
Government National Mortgage Assn. 2.75% 2042[1]	839	845
Government National Mortgage Assn. 2.75% 2042[1]	534	538
Government National Mortgage Assn. 2.75% 2042[1]	482	486
Government National Mortgage Assn. 2.75% 2042[1]	467	470
Government National Mortgage Assn. 2.75% 2042[1]	346	348
Government National Mortgage Assn. 2.75% 2042[1]	77	78
Government National Mortgage Assn. 3.50% 2042[1]	1,004	1,065
Government National Mortgage Assn. 3.50% 2042[1]	952	1,010
Government National Mortgage Assn. 4.00% 2042[1]	1,467	1,555
Government National Mortgage Assn. 4.00% 2042[1]	1,276	1,371
Government National Mortgage Assn. 4.00% 2042[1]	962	1,041
Government National Mortgage Assn. 4.50% 2042[1]	2,429	2,664
Government National Mortgage Assn. 3.50% 2043[1]	1,329	1,399
Government National Mortgage Assn. 3.50% 2043[1]	1,241	1,306
Government National Mortgage Assn. 4.00% 2043[1]	3,307	3,481
Government National Mortgage Assn. 3.75% 2044[1]	2,121	2,255
Government National Mortgage Assn. 4.00% 2044[1]	68,576	73,666
Government National Mortgage Assn. 4.00% 2044[1]	32,817	35,274
Government National Mortgage Assn. 4.00% 2044[1]	29,928	32,169
Government National Mortgage Assn. 4.25% 2044[1]	1,447	1,573
Government National Mortgage Assn. 4.692% 2061[1]	2,071	2,250
Government National Mortgage Assn. 4.70% 2061[1]	1,965	2,124
Government National Mortgage Assn. 4.72% 2061[1]	936	1,010
Government National Mortgage Assn. 4.771% 2061[1]	1,084	1,172
Government National Mortgage Assn. 4.774% 2061[1]	1,024	1,109
Government National Mortgage Assn. 5.110% 2061[1]	3,718	4,115
Government National Mortgage Assn. 4.669% 2063[1]	1,865	2,025
Government National Mortgage Assn. 0.803% 2064[1,2]	1,165	1,170
Government National Mortgage Assn. 6.549% 2064[1]	1,578	1,741
Government National Mortgage Assn., Series 2012, Class H-20, 0.992% 2062[1,2]	8,840	8,950
		647,776
Commercial mortgage-backed securities 7.87%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	924	961
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW13, Class A1A, 5.533% 2041[1]	761	811
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	921	984
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.884% 2038[1,2]	444	469
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.898% 2040[1,2]	577	633
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,2]	1,020	1,120
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	837	901
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	2,626	2,867
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.955% 2027[1,2,4]	4,000	4,007
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1,4]	980	1,011
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[1,2,4]	3,145	3,146
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.99% 2045[1,2]	6,985	7,654
American Funds Mortgage Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	$2,390	$2,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	7,453	7,882
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	879	937
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,551	1,668
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[1,2]	18,857	20,550
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,2]	1,050	1,101
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[1]	6,499	7,035
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.062% 2046[1,2]	3,005	3,194
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	11,854	12,589
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.828% 2042[1,2]	885	973
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	3,087	3,303
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[1]	435	468
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	3,880	4,101
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-5, 5.416% 2045[1,2]	8,000	8,348
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,2]	385	410
		99,539
Total mortgage-backed obligations		747,315
U.S. Treasury bonds & notes 28.45% U.S. Treasury 22.83%
U.S. Treasury 0.25% 2015	43,400	43,437
U.S. Treasury 1.50% 2019	38,500	38,490
U.S. Treasury 1.50% 2019	33,360	33,492
U.S. Treasury 1.50% 2019	11,000	11,077
U.S. Treasury 1.625% 2019[5]	47,000	47,413
U.S. Treasury 1.625% 2019	14,840	14,990
U.S. Treasury 1.625% 2019	8,500	8,561
U.S. Treasury 1.75% 2019	31,000	31,379
U.S. Treasury 3.50% 2020	15,500	17,021
U.S. Treasury 2.25% 2021	20,000	20,509
U.S. Treasury 1.75% 2022	8,520	8,394
U.S. Treasury 2.50% 2023[5]	5,000	5,162
U.S. Treasury 2.75% 2023	8,400	8,834
		288,759
U.S. Treasury inflation-protected securities 5.62%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	8,088	8,140
U.S. Treasury Inflation-Protected Security 2.00% 2016[6]	8,994	9,236
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,350	2,327
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,383	5,283
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	4,141	3,834
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	37,885	42,225
		71,045
Total U.S. Treasury bonds & notes		359,804
Federal agency bonds & notes 7.14%
Fannie Mae 1.75% 2019	18,500	18,605
Federal Home Loan Bank 0.50% 2016	53,465	53,442
Federal Home Loan Bank 2.00% 2016	17,285	17,757
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	481
		90,285
American Funds Mortgage Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 6.83%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	$6,775	$6,777
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[1,2,4]	759	736
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	3,650	3,704
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[1]	5,360	5,377
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[1]	3,472	3,507
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	6,925	7,049
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78% 2017[1]	1,000	1,015
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[1]	3,520	3,595
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	11,415	11,484
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	11,630	11,840
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-2 0.53% 2017[1]	17,265	17,260
World Omni Auto Receivables Trust, Series 2014-B, Class A-2-A, 0.60% 2018[1]	14,000	14,002
		86,346
Total bonds, notes & other debt instruments (cost: $1,269,386,000)		1,283,750
Short-term securities 34.45%
Abbott Laboratories 0.09% due 1/7/2015[4]	15,000	14,999
Bank of New York Mellon Corp. 0.07% due 12/1/2014[4]	15,900	15,900
Caterpillar Financial Services Corp. 0.08%—0.10% due 12/2/2014—12/10/2014	26,000	25,999
Chevron Corp. 0.10% due 1/12/2015[4]	9,000	8,999
Coca-Cola Co. 0.13% due 1/28/2015[4]	16,900	16,897
E.I. duPont de Nemours and Co. 0.08% due 12/3/2014[4]	10,000	10,000
Emerson Electric Co. 0.09%—0.11% due 1/15/2015—1/16/2015[4]	29,200	29,196
ExxonMobil Corp. 0.08% due 1/22/2015	11,100	11,098
Fannie Mae 0.07%—0.12% due 12/15/2014—6/1/2015	69,300	69,290
Federal Farm Credit Banks 0.11%—0.12% due 12/1/2014—4/28/2015	23,750	23,746
Federal Home Loan Bank 0.05%—0.11% due 12/3/2014—5/15/2015	70,600	70,593
Freddie Mac 0.09% due 1/26/2015	17,000	16,999
General Electric Co. 0.07% due 12/1/2014	30,000	30,000
John Deere Capital Corp. 0.10% due 1/21/2015[4]	7,800	7,798
John Deere Financial Ltd. 0.08%—0.10% due 12/4/2014—1/12/2015[4]	19,200	19,198
PepsiCo Inc. 0.08% due 12/12/2014[4]	34,000	33,999
Private Export Funding Corp. 0.19% due 12/5/2014[4]	1,000	1,000
Procter & Gamble Co. 0.15% due 1/7/2015[4]	10,000	9,999
Wal-Mart Stores, Inc. 0.07% due 12/8/2014[4]	20,000	20,000
Total short-term securities (cost: $435,699,000)		435,710
Total investment securities 135.97% (cost: $1,705,085,000)		1,719,460
Other assets less liabilities (35.97)%		(454,886)
Net assets 100.00%		$1,264,574
American Funds Mortgage Fund — Page 5 of 8

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $305,546,000 over the prior 12-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.6425%	10/30/2016	$150,000	$40
Receive	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	113,500	(270)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	2,400	3
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	18,150	201
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	11,300	128
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	4,550	51
Pay	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	18,000	150
Pay	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	28,000	325
Pay	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	24,000	248
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	95,000	636
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,125
Pay	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	290,000	725
Receive	LCH.Clearnet	3-month USD-LIBOR	2.205	7/23/2021	5,000	(84)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(172)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	16,000	(558)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	27,000	(271)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,050)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	7,000	(474)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	6,000	(445)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(898)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	13,000	(414)
						$(1,004)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $199,301,000, which represented 15.76% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,169,000, which represented .57% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
American Funds Mortgage Fund — Page 6 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Mortgage Fund — Page 7 of 8

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,978
Gross unrealized depreciation on investment securities	(840)
Net unrealized appreciation on investment securities	14,138
Cost of investment securities	1,705,322

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0115O-S42265	American Funds Mortgage Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Mortgage Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Mortgage Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2015